Note 2 - Summary of Significant Accounting Policies - Net Income Per Ordinary Share (Details) - USD ($)	1 Months Ended	3 Months Ended		7 Months Ended		12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2025		Dec. 31, 2024
Basic weighted-average shares outstanding (in shares)	100	100
Diluted weighted-average shares outstanding (in shares)	100	100
Basic net income per ordinary share (in dollars per share)	$ (6.59)	$ (372.69)
Diluted net income per ordinary share (in dollars per share)	$ (6.59)	$ (372.69)
Redeemable Ordinary Shares [Member] | Archimedes Tech SPAC Partners II Co [Member]
Allocation of net income, basic		$ 1,325,126	$ 782,843			$ 6,071,015
Allocation of net income, diluted		$ 1,325,126	$ 767,735			$ 6,051,450
Basic weighted-average shares outstanding (in shares)		23,000,000	12,146,067	0		20,290,411
Diluted weighted-average shares outstanding (in shares)		23,000,000	12,146,067			20,290,411
Basic net income per ordinary share (in dollars per share)		$ 0.06	$ 0.06	$ 0		$ 0.3
Diluted net income per ordinary share (in dollars per share)		$ 0.06	$ 0.06			$ 0.3
Non-redeemable Ordinary Shares [Member] | Archimedes Tech SPAC Partners II Co [Member]
Allocation of net income, basic		$ 379,677	$ 376,380			$ 1,915,723		$ (78,700)
Allocation of net income, diluted		$ 379,677	$ 391,488			$ 1,935,288		$ (78,700)
Basic weighted-average shares outstanding (in shares)		6,590,000	5,839,663	5,000,000	[1]	6,402,685	[1]	5,000,000
Diluted weighted-average shares outstanding (in shares)		6,590,000	6,193,596	5,000,000	[1]	6,488,986	[1]	5,000,000
Basic net income per ordinary share (in dollars per share)		$ 0.06	$ 0.06	$ (0.02)		$ 0.3		$ (0.02)
Diluted net income per ordinary share (in dollars per share)		$ 0.06	$ 0.06	$ (0.02)		$ 0.3		$ (0.02)

[1]	Prior to the Company’s Initial Public Offering, the ordinary shares excluded an aggregate of up to 750,000 ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On February 12, 2025, the Company consummated its Initial Public Offering and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment; as a result, the 750,000 ordinary shares were no longer subject to forfeiture.